Operating segment data (Tables)	12 Months Ended
Dec. 31, 2017
Operating segment data
Schedule of operating segment data

					Construction		Depreciation		Major		Allowance for																Investments
	Aeronautical		Non-aeronautical		services		and		maintenance		doubtful		Operating		Interest		Interest				Assets per		Liabilities per		Capital		in airport
December 31, 2017	revenues		revenues		revenues		amortization		provision		accounts		income		expense		income		Income tax		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,046,097	Ps.	547,586	Ps.	367,214	Ps.	84,132	Ps.	72,284	Ps.	(4,263)	Ps.	518,737	Ps.	7,975	Ps.	(24,111)	Ps.	100,978	Ps.	4,993,403	Ps.	826,644	Ps.	505,445	Ps.	2,785,385
Tourist
Acapulco		158,448		34,089		372,253		20,105		8,475		(1,443)		38,531		4,764		(4,845)		(648)		1,197,164		282,120		372,253		996,944
Mazatlán		249,479		47,819		30,205		15,815		16,913		(168)		59,470		4,259		(20,699)		15,213		1,128,244		150,567		30,223		508,123
Zihuatanejo		167,550		27,334		28,039		17,347		20,566		(445)		38,977		9,886		(7,494)		4,367		596,780		116,609		28,138		520,632
Regional
Chihuahua		308,746		52,742		122,412		12,682		18,446		(4)		72,298		12,251		(21,242)		17,271		903,724		213,533		122,448		460,816
Culiacan		409,399		53,296		43,362		16,147		10,368		(1,159)		92,556		7,637		(7,940)		20,847		816,623		126,234		44,389		508,523
Durango		100,884		11,061		19,974		6,140		18,130		282		22,389		6,712		(8,174)		954		292,704		67,734		19,991		170,869
San Luis Potosi		149,823		24,603		108,756		7,934		29,556		(1,275)		29,078		4,791		(8,272)		7,570		449,272		232,186		108,756		316,361
Tampico		171,550		25,859		46,740		7,697		14,583		(1,627)		39,483		2,674		(3,441)		8,418		316,409		83,646		46,740		254,622
Torreon		156,158		22,478		20,018		8,726		19,361		(59)		35,743		8,382		(9,902)		7,019		371,887		111,569		20,018		264,450
Zacatecas		95,153		12,172		19,175		6,815		19,843		46		19,354		3,487		(4,465)		3,495		276,803		90,328		19,175		208,814
Border
Ciudad Juarez		244,891		40,676		31,917		11,103		31,042		(95)		57,113		4,441		(10,987)		13,507		480,320		124,745		33,404		355,659
Reynosa		104,311		15,094		127,353		6,616		11,471		(362)		23,881		—		1,313		2,819		440,857		208,144		127,353		305,411
Hotel
NH T2 Hotel		—		250,777		—		20,799		—		—		75,797		5,537		(876)		15,454		289,844		32,374		1,338		—
Hilton Garden Inn		—		90,875		—		10,111		—		54		25,680		2,329		(3,857)		3,753		250,264		8,857		9,090		—
Industrial Park:
VYNMSA		—		12,914		—		9,200		—		—		(1,767)		373		(2,034)		(3,053)		242,220		43,260		70,726		—
Other		—		4,034,440		—		37,836		—		(43)		3,353,545		317,471		(40,411)		595,109		13,789,549		5,756,750		30,664		—
Total		4,362,489		5,303,815		1,337,418		299,205		291,038		(10,561)		4,500,865		402,969		(177,437)		813,073		26,836,067		8,475,300		1,590,151		7,656,609

Eliminations		(15,458)		(3,847,477)		(10,960)		—		—		—		(1,261,746)		(50,147)		50,147		—		(12,635,267)		(1,503,815)		(8,192)		(8,192)

Consolidated	Ps.	4,347,031	Ps.	1,456,338	Ps.	1,326,458	Ps.	299,205	Ps.	291,038	Ps.	(10,561)	Ps.	3,239,119	Ps.	352,822	Ps.	(127,290)	Ps.	813,073	Ps.	14,200,800	Ps.	6,971,485	Ps.	1,581,959	Ps.	7,648,417

					Construction		Depreciation		Major		Allowance for																Investments
	Aeronautical		Non-aeronautical		services		and		maintenance		doubtful		Operating		Interest		Interest				Assets per		Liabilities per		Capital		in airport
December 31, 2016	revenues		revenues		revenues		amortization		provision		accounts		income		expense		income		Income tax		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	1,799,823	Ps.	560,016	Ps.	97,631	Ps.	76,016	Ps.	64,794	Ps.	(1,417)	Ps.	473,916	Ps.	1,136	Ps.	(39,945)	Ps.	119,677	Ps.	4,868,188	Ps.	658,768	Ps.	98,585	Ps.	2,492,242
Tourist
Acapulco		149,214		30,446		76,772		19,466		2,934		(521)		39,461		411		(13,246)		5,197		1,085,908		113,528		77,069		641,082
Mazatlán		221,522		46,879		19,527		15,458		12,490		(196)		55,052		428		(27,820)		14,978		1,021,766		128,287		19,632		492,692
Zihuatanejo		141,091		26,280		25,699		16,680		17,170		85		35,945		932		(7,736)		5,705		596,541		114,706		25,822		507,683
Regional
Chihuahua		272,921		48,374		16,061		11,853		28,066		(1,011)		64,258		2,102		(23,510)		20,277		793,881		170,004		16,202		349,021
Culiacan		351,096		48,280		9,608		16,006		11,251		764		79,875		383		(8,017)		20,524		726,063		117,342		9,896		479,351
Durango		98,550		11,026		4,381		5,965		14,649		(286)		19,017		—		(5,739)		4,200		290,258		58,281		4,478		155,540
San Luis Potosi		130,337		23,666		24,456		7,105		28,384		711		30,801		—		(13,166)		11,286		293,618		89,123		24,553		214,064
Tampico		162,389		22,735		32,053		6,567		10,782		1,907		37,025		—		(3,016)		10,685		306,466		90,438		32,157		214,318
Torreon		151,251		20,087		5,722		8,515		16,916		186		34,268		9		(8,265)		10,537		372,001		90,046		5,834		251,932
Zacatecas		87,616		10,120		7,677		6,656		17,315		(2)		19,547		150		(8,396)		6,891		286,407		74,939		7,789		195,325
Border
Ciudad Juarez		208,042		34,351		9,905		10,334		24,025		507		48,478		147		(12,530)		14,819		452,024		111,710		10,005		334,050
Reynosa		113,506		14,150		23,847		6,290		19,240		212		25,539		179		(7,364)		7,923		282,249		67,237		23,944		183,446
Hotel
NH T2 Hotel		—		227,884		—		20,739		—		240		68,595		11,497		(639)		15,505		290,685		85,543		2,095		—
Hilton Garden Inn		—		83,625		—		9,268		—		—		22,222		2,171		(986)		4,244		234,123		15,996		13,410		—
Industrial Park:
VYNMSA		—		4,952		—		3,416		—		—		(3,063)		—		(238)		(1,315)		194,209		32,577		104,326		—
Other		—		4,847,425		—		36,300		—		(430)		2,843,210		345,728		(53,566)		475,649		13,052,525		5,554,128		62,163		—
Total		3,887,358		6,060,296		353,339		276,634		268,016		749		3,894,146		365,273		(234,179)		746,782		25,146,912		7,572,653		537,960		6,510,746

Eliminations		(14,623)		(4,727,534)		(8,567)		—		(5,145)		—		(1,110,592)		(34,579)		34,579		—		(11,601,589)		(714,310)		(8,567)		2,768

Consolidated	Ps.	3,872,735	Ps.	1,332,762	Ps.	344,772	Ps.	276,634	Ps.	262,871	Ps.	749	Ps.	2,783,554	Ps.	330,694	Ps.	(199,600)	Ps.	746,782	Ps.	13,545,323	Ps.	6,858,343	Ps.	529,393	Ps.	6,513,514

					Construction		Depreciation		Major		Allowance for																Investments
	Aeronautical		Non-aeronautical		services		and		maintenance		doubtful		Operating		Interest		Interest				Assets per		Liabilities per		Capital		in airport
December 31, 2015	revenues		revenues		revenues		amortization		provision		accounts		income		expense		income		Income tax		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	1,443,311	Ps.	484,111	Ps.	70,999	Ps.	76,353	Ps.	24,327	Ps.	293	Ps.	365,471	Ps.	4,044	Ps.	(11,285)	Ps.	91,560	Ps.	4,501,117	Ps.	626,259	Ps.	73,221	Ps.	2,464,006
Tourist
Acapulco		138,309		27,864		81,869		18,737		21,621		(133)		21,329		832		(7,663)		1,582		1,044,502		113,932		84,354		587,517
Mazatlán		168,703		40,820		41,487		14,487		(4,949)		(576)		40,170		5,283		(16,671)		10,389		934,612		100,921		43,502		487,516
Zihuatanejo		118,736		23,751		57,943		15,073		(73)		(203)		27,338		2,731		(284)		3,844		605,538		148,768		60,483		496,394
Regional
Chihuahua		196,033		40,204		3,769		12,025		30,246		934		26,553		(1,888)		(11,847)		8,991		721,935		159,632		3,933		342,739
Culiacan		255,921		39,981		34,058		15,899		23,338		(102)		40,763		12,319		(1,911)		8,843		683,797		141,263		35,579		487,393
Durango		63,186		9,080		2,992		5,867		23,868		392		10,991		(6,799)		(259)		3,513		281,816		64,356		4,948		155,568
San Luis Potosi		99,341		20,482		4,668		7,431		(16,415)		757		22,686		1,859		(437)		7,575		287,251		117,833		4,760		195,097
Tampico		144,178		22,810		9,589		6,655		21,551		(2,146)		32,793		4,361		(1,389)		2,284		276,428		84,117		9,691		187,509
Torreon		110,480		18,191		14,796		8,484		1,431		(339)		25,065		(3,238)		(1,120)		7,392		361,616		111,837		14,849		253,471
Zacatecas		66,957		9,304		10,294		6,719		10,768		(1,193)		11,601		(2,559)		(439)		3,433		279,613		89,086		10,488		193,119
Border
Ciudad Juarez		146,201		29,225		9,512		10,658		29,265		775		28,593		1,240		(1,195)		7,890		424,666		94,148		11,391		333,676
Reynosa		95,742		12,557		6,012		6,127		9,315		(278)		14,373		(954)		(284)		3,144		263,490		73,408		6,384		164,600
Hotel
NH T2 Hotel		—		212,488		—		20,506		—		—		60,142		14,536		(595)		14,830		311,178		149,555		1,605		—
Hilton Garden Inn		—		16,882		—		1,163		—		—		(984)		369		(583)		(634)		212,412		10,984		95,078		—
Other		—		3,639,434		—		12,625		—		716		1,916,865		342,813		(65,028)		337,238		11,673,674		5,503,723		88,080		—
Total		3,047,098		4,647,184		347,988		238,809		174,293		(1,103)		2,643,749		374,949		(120,990)		511,874		22,863,645		7,589,822		548,346		6,348,605

Eliminations		(13,968)		(3,535,643)		—		—		—		—		(607,194)		(40,185)		40,250		236		(10,353,309)		(1,030,013)		—		—

Consolidated	Ps.	3,033,130	Ps.	1,111,541	Ps.	347,988	Ps.	238,809	Ps.	174,293	Ps.	(1,103)	Ps.	2,036,555	Ps.	334,764	Ps.	(80,740)	Ps.	512,110	Ps.	12,510,336	Ps.	6,559,809	Ps.	548,346	Ps.	6,348,605